Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), gross amount	$ 247	$ (182)		$ 100
Other comprehensive income (loss), income taxes	145	25		(2)
Other comprehensive income (loss), net of tax	102	(207)	[1]	102	[1]
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), gross amount	(21)	84		(101)
Other comprehensive income (loss), income taxes	2	(5)		(10)
Other comprehensive income (loss), net of tax	(23)	89		(91)
Changes in retirement plans’ funded status
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), gross amount	620	116		(81)
Other comprehensive income (loss), income taxes	143	30		8
Other comprehensive income (loss), net of tax	477	86		(89)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), gross amount	(317)	(414)		322
Other comprehensive income (loss), income taxes	0	0		0
Other comprehensive income (loss), net of tax	(317)	(414)		322
Share of other comprehensive loss of entities using the equity method
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), gross amount	(35)	32		(40)
Other comprehensive income (loss), income taxes	0	0		0
Other comprehensive income (loss), net of tax	$ (35)	$ 32		$ (40)

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).